Working capital (Tables)	12 Months Ended
Jun. 30, 2019
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2019 £ million	2018 £ million
Raw materials and consumables	338	321
Work in progress	46	44
Maturing inventories	4,334	4,028
Finished goods and goods for resale	754	622
	5,472	5,015

Schedule of inventories expected to be utilised after more than one year
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2019 £ million	2018 £ million
Raw materials and consumables	14	12
Maturing inventories	3,434	3,253
	3,448	3,265

Schedule of provisions for obsolescence of inventories
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2019 £ million	2018 £ million	2017 £ million
Balance at beginning of the year	71	88	73
Exchange differences	—	(2)	(1)
Income statement (release)/charge	(3)	—	41
Utilised	(5)	(15)	(25)
	63	71	88

Schedule of trade and other receivables
(b) Trade and other receivables

	2019		2018
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,173	—	2,152	—
Interest receivable	25	—	14	—
VAT recoverable and other prepaid taxes	132	14	124	3
Other receivables	141	31	211	35
Prepayments	202	8	157	8
Accrued income	21	—	20	—
	2,694	53	2,678	46

Schedule of aged analysis of trade receivables net of allowances
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2019 £ million	2018 £ million
Not overdue	2,083	2,067
Overdue 1 – 30 days	27	19
Overdue 31 – 60 days	21	19
Overdue 61 – 90 days	13	13
Overdue 91 – 180 days	15	21
Overdue more than 180 days	14	13
	2,173	2,152

Schedule of expected credit loss allowance for doubtful debts
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2019 £ million	2018 £ million	2017 £ million
Balance at beginning of the year	97	129	83
Exchange differences	3	(4)	(1)
Income statement charge	23	18	54
Written off	(10)	(46)	(7)
	113	97	129

Schedule of trade and other payables
(c) Trade and other payables

	2019		2018
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	1,694	—	1,514	—
Interest payable	127	—	104	—
Tax and social security excluding income tax	640	—	638	2
Other payables	565	222	471	204
Accruals	1,097	—	1,165	3
Deferred income	56	—	37	—
Dividend payable to non-controlling interests	23	—	21	—
	4,202	222	3,950	209

Schedule of movement in provisions
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2018	217	180	397
Exchange differences	—	(1)	(1)
Provisions charged during the year(i)	—	61	61
Provisions utilised during the year	(15)	(33)	(48)
Unwinding of discounts	7	—	7
At 30 June 2019	209	207	416
Current liabilities	16	83	99
Non-current liabilities	193	124	317
	209	207	416

(i) Includes indirect tax provision in Korea. See note 4(a).